Average Annual Total Returns - SA Multi-Managed Diversified Fixed Income Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Bloomberg Barclays CMBS ERISA Eligible Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays CMBS ERISA Eligible Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays CMBS ERISA Eligible Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Agency Fixed Rate MBS Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Agency Fixed Rate MBS Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Agency Fixed Rate MBS Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Corporate IG Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate IG Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Corporate IG Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	7.87%	4.71%	3.79%	7.62%	4.54%	3.63%	7.58%	4.45%	3.53%	8.11%	4.73%	4.41%	3.87%	3.05%	3.01%	7.51%	4.44%	3.84%	9.89%	6.74%	5.63%	7.94%	3.76%	3.26%